Jul. 05, 2017

Ivy Funds

Supplement dated September 18, 2017 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017, August 10, 2017 and August 18, 2017

Effective immediately, Class E shares of Ivy Cundill Global Value Fund are closed to new investments. The fund’s Class E shares will be liquidated on or about September 18, 2017.

Effective immediately, the following expense examples replace the Class E shares in the “Example” section for the following funds on pages 5, 9-10, 14-15, 24-25, 29-30, 40, 55, 67, 116, 123, 135, 140, 168-169 and 174-175. The expense examples for Class E shares are the same regardless of whether you redeem your shares at the end of these periods.

	1 Year	3 Years	5 Years	10 Years
Ivy Core Equity Fund Class E Shares	$382	$720	$1,080	$2,085
Ivy Dividend Opportunities Fund Class E Shares	382	749	1,139	2,224
Ivy Large Cap Growth Fund Class E Shares	384	710	1,057	2,026
Ivy Mid Cap Growth Fund Class E Shares	399	784	1,192	2,327
Ivy Mid Cap Income Opportunities Fund Class E Shares	392	691	1,009	1,901
Ivy Small Cap Growth Fund Class E Shares	404	801	1,222	2,390
Ivy Advantus Bond Fund Class E Shares	371	670	989	1,883
Ivy High Income Fund Class E Shares	380	689	1,019	1,942
Ivy Global Income Allocation Fund Class E Shares	418	821	1,247	2,430
Ivy International Core Equity Fund Class E Shares	397	774	1,174	2,286
Ivy Advantus Real Estate Securities Fund Class E Shares	412	825	1,263	2,474
Ivy Asset Strategy Fund Class E Shares	372	682	1,011	1,935
Ivy Natural Resources Fund Class E Shares	396	892	1,413	2,840
Ivy Science and Technology Fund Class E Shares	399	770	1,163	2,258